Other income and charges	12 Months Ended
Dec. 31, 2011
Other income and charges [Abstract]
Other income and charges

6    Other income and charges

(in millions of Canadian dollars)	2011	2010	2009

Accretion income on long-term floating rate notes (Note 21)	$(5)	$(6)	$(3)
Gain in fair value of long-term floating rate notes (Note 21)	(10)	(3)	(6)
Net loss on repurchase of debt (Note 20)	10	–	17
Other foreign exchange losses (gains)	3	(10)	(1)
Foreign exchange loss (gain) on long-term debt	3	(2)	(4)
Advisory fees	6	–	–
Other	11	9	9

Total other income and charges	$18	$(12)	$12